7. RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTIES

For the three and six months ended June 30, 2015 and 2014, the Company recognized sales to the following related parties:

		Three months ended June 30,		Six months ended June 30,
Party	Relationship	2015	2014	2015	2014

HempMeds PX	80% owned by MJNA	$–	$2,510,066	$–	$5,388,179
		$–	$2,510,066	$–	$5,388,179

		0.0%	83.5%	0.0%	95.6%

During 2014, the Company discontinued sales to HempMeds PX (Note 12).

During the three and six months ended June 30, 2015, the Company paid $1,434,050 and $2,976,463, respectively, to a stockholder of the Company who is a supplier of hemp oil and hemp to the Company. During the three and six months ended June 30, 2014, the Company paid $1,662,717 and $2,737,624, respectively, to a stockholder of the Company who is a supplier of hemp oil and hemp to the Company.

During the year ended December 31, 2013, the Company made a payment of $2,001 for rent expense to MonaCo Development, an entity owned 100% by Michael J. Mona, Jr, the Company’s President and Chief Executive Officer. Additionally, the Company made a payment of $7,500 to Mr. Mona in 2013 for services provided prior to the consummation of an employment agreement between the Company and Mr. Mona.

During the year ended December 31, 2013, the Company paid a total of $30,000 to Mr. Stuart Titus, a stockholder of the Company, for consulting services provided. As of December 31, 2014, Mr. Titus is no longer providing services to the Company.

Bart Mackay, a Board Director of the Company owns 100% of Roen Ventures, LLC through two wholly-owned limited liability companies, Mai Dun, Ltd., and Mercia Holdings, LLC. For the years ended December 31, 2014 and 2013, Mr. Mackay received $500 and $2,000, respectively, in fees paid for services provided to the Company.

As of December 31, 2013, the Company owed Roen Ventures, LLC a total of $6,092,069 under a Promissory Note (Note 9). Under the terms of the note, Roen Ventures, LLC had the option to convert the balance owed, up to $6,000,000 into common shares of the Company at a conversion price of $0.60 per share. In addition, the Company owed Roen $161,583 in accrued interest under the note at December 31, 2013 and paid interest totaling $187,723 in January 2014. The note was converted during 2014 (Note 9).

Michael J. Mona, Jr., the President and Chief Executive Officer of the Company previously held a 50% interest in Roen Ventures, LLC which he subsequently sold to Mr. Mackay during 2013.

For the years ended December 31, 2014 and 2013, the Company recognized sales to the following related parties which represented 100% of total sales recognized in 2013:

		For the years ended December 31,
Party	Relationship	2014	2013

Medical Marijuana, Inc. ("MJNA")	Stockholder	$–	$92,690
HempMeds PX	80% owned by MJNA	5,443,978	871,315
Dixie/Red Dice Holdings	60% owned by MJNA	–	365,058
Canchew Biotechnologies	40% owned by MJNA	–	825,000
		$5,443,978	$2,154,063

		53.4%	100.0%

During 2014, the Company discontinued sales to HempMeds PX (Note 12).

100% of the Company’s accounts receivable at December 31, 2013 totaling $1,740,502 were from these parties. In addition, the Company had a note receivable from Dixie Botanicals of $335,173 at December 31, 2014 (Note 3).

During the years ended December 31, 2014 and 2013, the Company paid $9,072,025 and $1,953,690, respectively, to a stockholder of the Company who is a supplier of hemp oil and hemp to the Company.

On January 1, 2015, 250,000 shares of common stock was granted to the V.P. of Operations.